UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       September 30, 2009
                                                     ------------------


Check here if Amendment [  ]: Amendment Number:
                                                     ---------------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Glenview Capital Management, LLC
Address:          767 Fifth Avenue, 44th Floor
                  New York, NY 10153


Form 13F File Number:   028-10134
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark Horowitz
Title:            Chief Operating Officer and General Counsel
Phone:            212-812-4700

Signature, Place and Date of Signing:


      /s/ Mark Horowitz            New York, New York      November 16, 2009
-----------------------------      ------------------     -----------------
            [Signature]               [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                0
                                                      -------------------------

Form 13F Information Table Entry Total:                          50
                                                      -------------------------

Form 13F Information Table Value Total:                      $3,844,728
                                                      -------------------------
                                                          (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None

                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                               FORM 13F
                                                   QUARTER ENDED SEPTEMBER 30, 2009

                                                             VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE   SHARED    NONE
------------------------------ ---------------- --------- --------   ---------- --- ---- ------- --------   -------- -------- -----
-----------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                         COM      00817Y108     38,655     1,388,979 SH       SOLE             1,388,979
-----------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                            ORD      G02602103     60,294     2,243,093 SH       SOLE             2,243,093
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS CO INC NEW           COM      030420103     86,324     4,329,200 SH       SOLE             4,329,200
-----------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP                COM      03073E105    157,015     7,015,863 SH       SOLE             7,015,863
-----------------------------------------------------------------------------------------------------------------------------------
AON CORP                              COM      037389103     42,045     1,033,299 SH       SOLE             1,033,299
-----------------------------------------------------------------------------------------------------------------------------------
ARVINMERITOR INC                      COM      043353101     25,453     3,254,856 SH       SOLE             3,254,856
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION           COM      060505104     25,380     1,500,000 SH       SOLE             1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP                            COM      125509109    113,368     4,035,894 SH       SOLE             4,035,894
-----------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORPORATION              COM      126650100    171,816     4,807,395 SH       SOLE             4,807,395
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTV GROUP INC                     COM      25459L106     23,975       869,300 SH       SOLE               869,300
-----------------------------------------------------------------------------------------------------------------------------------
DONNELLEY R R & SONS CO               COM      257867101    206,694     9,722,208 SH       SOLE             9,722,208
-----------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS                       COM      268648102     31,339     1,839,160 SH       SOLE             1,839,160
-----------------------------------------------------------------------------------------------------------------------------------
EBAY INC                              COM      278642103    140,032     5,933,570 SH       SOLE             5,933,570
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC                   COM      285512109     15,049       789,966 SH       SOLE               789,966
-----------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC                   COM      302182100    262,696     3,386,134 SH       SOLE             3,386,134
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL INFORMATION SV          COM      31620M106    211,950     8,308,522 SH       SOLE             8,308,522
-----------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP                   COM      316773100     30,529     3,013,767 SH       SOLE             3,013,767
-----------------------------------------------------------------------------------------------------------------------------------
FISERV INC                            COM      337738108     57,114     1,184,942 SH       SOLE             1,184,942
-----------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD                  ORD      Y2573F102    136,796    18,312,697 SH       SOLE            18,312,697
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD FINL SVCS GROUP INC          COM      416515104     15,200       573,600 SH       SOLE               573,600
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO                    COM      428236103    137,034     2,902,642 SH       SOLE             2,902,642
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                        COM      437076102     19,868       745,800 SH       SOLE               745,800
-----------------------------------------------------------------------------------------------------------------------------------
ITT EDUCATIONAL SERVICES INC          COM      45068B109     17,660       159,950 SH       SOLE               159,950
-----------------------------------------------------------------------------------------------------------------------------------
KROGER CO                             COM      501044101     20,423       989,500 SH       SOLE               989,500
-----------------------------------------------------------------------------------------------------------------------------------
LIFE TECHNOLOGIES CORP                COM      53217V109    160,068     3,438,625 SH       SOLE             3,438,625
-----------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC                       CL A      57636Q104     64,255       317,857 SH       SOLE               317,857
-----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                         COM      58155Q103    178,808     3,002,658 SH       SOLE             3,002,658
-----------------------------------------------------------------------------------------------------------------------------------
METAVANTE TECHNOLOGIES INC            COM      591407101      8,144       236,200 SH       SOLE               236,200
-----------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                       COM      61166W101     45,759       591,200 SH       SOLE               591,200
-----------------------------------------------------------------------------------------------------------------------------------
MUELLER WTR PRODS INC              COM SER A   624758108      9,590     1,750,000 SH       SOLE             1,750,000
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                          COM      681904108    152,675     6,779,534 SH       SOLE             6,779,534
-----------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                           COM      68389X105    181,074     8,688,752 SH       SOLE             8,688,752
-----------------------------------------------------------------------------------------------------------------------------------
PITNEY BOWES INC                      COM      724479100     23,938       963,300 SH       SOLE               963,300
-----------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC                        COM NEW    74157K846      6,184     2,453,808 SH       SOLE             2,453,808
-----------------------------------------------------------------------------------------------------------------------------------
REGIONS FINANCIAL CORP NEW            COM      7591EP100     81,480    13,120,852 SH       SOLE            13,120,852
-----------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC                     COM      760759100     31,738     1,194,521 SH       SOLE             1,194,521
-----------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORP NEW                   COM      81211K100     15,152       771,879 SH       SOLE               771,879
-----------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC                COM NEW    866810203      4,545       500,000 SH       SOLE               500,000
-----------------------------------------------------------------------------------------------------------------------------------
SUNTRUST BKS INC                      COM      867914103    102,028     4,524,515 SH       SOLE             4,524,515
-----------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO INTERACTIVE SOFTWAR          COM      874054109     37,786     3,370,723 SH       SOLE             3,370,723
-----------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                           COM      87612E106     59,517     1,275,000 SH       SOLE             1,275,000
-----------------------------------------------------------------------------------------------------------------------------------
TERRESTAR CORP                        COM      881451108      2,803     1,223,988 SH       SOLE             1,223,988
-----------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC          COM      883556102    158,426     3,627,795 SH       SOLE             3,627,795
-----------------------------------------------------------------------------------------------------------------------------------
TYCO ELECTRONICS LTD SWITZER          SHS      H8912P106     25,925     1,163,614 SH       SOLE             1,163,614
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD                SHS      H89128104     22,503       652,634 SH       SOLE               652,634
-----------------------------------------------------------------------------------------------------------------------------------
URS CORP NEW                          COM      903236107     30,678       702,817 SH       SOLE               702,817
-----------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                           COM      931422109    120,659     3,220,158 SH       SOLE             3,220,158
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                         COM      94973V107     93,123     1,966,283 SH       SOLE             1,966,283
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD             SHS      G96655108    163,351     5,788,484 SH       SOLE             5,788,484
-----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                             COM      984332106     17,810     1,000,000 SH       SOLE             1,000,000
-----------------------------------------------------------------------------------------------------------------------------------